Equity (Details 1) - Warrant [Member] - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Warrants outstanding, beginning balance	77	439	497
Forfeited/Expired		(362)	(58)
Warrants outstanding, ending balance	77	77	439
Warrants exercisable, beginning balance	77	439
Warrants exercisable, ending balance	77	77
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share warrants outstanding, beginning balance	$ 2.00	$ 4.09	$ 3.84
Weighted Average Exercise Price Per Share Forfeited/Expired		4.53	2.00
Weighted Average Exercise Price Per Share Warrants outstanding, ending balance	2.00	2.00	$ 4.09
Weighted Average Exercise Price Per Share Warrants exercisable, beginning balance	2.00	4.09
Weighted Average Exercise Price Per Share Warrants exercisable, ending balance	$ 2.00	$ 2.00
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life Warrants outstanding, beginning balance	4 years 5 months 30 days	1 year 4 months 20 days	2 years 10 months 13 days
Weighted Average Remaining Contractual Life Warrants outstanding, ending balance	4 years 2 months 30 days	4 years 5 months 30 days	1 year 4 months 20 days
Weighted Average Remaining Contractual Life Warrants exercisable, beginning balance	4 years 5 months 30 days	1 year 4 months 20 days
Weighted Average Remaining Contractual Life Warrants exercisable, ending balance	4 years 2 months 30 days	4 years 5 months 30 days
Total Intrinsic Value of Warrants
Total Intrinsic Value of Warrants Warrants outstanding, beginning balance	$ 0	$ 0	$ 67
Total Intrinsic Value of Warrants,Warrants outstanding, ending balance	0	0	0
Total Intrinsic Value of Warrants Warrants exercisable, beginning balance	0	0	0
Total Intrinsic Value of Warrants Warrants exercisable, ending balance	$ 0	$ 0	$ 0